SHARE-BASED COMPENSATION (Details 1)	12 Months Ended
	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Number of Options
Exercised (in shares) | shares	0	0
Weighted Average Exercise Price (US$)
Options outstanding (in dollars per share) | $ / shares		$ 0
Aggregate Intrinsic Value (US$)
Intrinsic value of options exercised | ¥	¥ 52,162
2010 Plan
Number of Options
Options outstanding (in shares) | shares	3,155,500	3,155,500	4,900,000	4,900,000	5,136,900	5,136,900
Exercised (in shares) | shares			(1,726,874)	(1,726,874)	(138,700)	(138,700)
Cancelled and forfeited (in shares) | shares	(51,500)	(51,500)	(17,626)	(17,626)	(98,200)	(98,200)
Options outstanding (in shares) | shares	3,104,000	3,104,000	3,155,500	3,155,500	4,900,000	4,900,000	5,136,900
Vested and expected to vest (in shares) | shares		3,103,965
Exercisable (in shares) | shares		2,775,000
Weighted Average Exercise Price (US$)
Options outstanding (in dollars per share) | $ / shares		$ 4.57		$ 3.74		$ 3.76
Exercised (in dollars per share) | $ / shares				2.2		2.2
Cancelled and forfeited (in dollars per share) | $ / shares		7		6.97		6.86
Options outstanding (in dollars per share) | $ / shares		4.53		$ 4.57		$ 3.74	$ 3.76
Vested and expected to vest | $ / shares		4.53
Exercisable (in dollars per share) | $ / shares		$ 4.30
Weighted Average Contractual Term
Options outstanding (Year)	1 year 1 month 28 days	1 year 1 month 28 days	1 year 7 months 20 days	1 year 7 months 20 days	1 year 7 months 2 days	1 year 7 months 2 days	1 year 11 months 12 days
Vested and expected to vest	1 year 1 month 28 days	1 year 1 month 28 days
Exercisable, contractual term	1 year 1 month 13 days	1 year 1 month 13 days
Aggregate Intrinsic Value (US$)
Options outstanding, intrinsic value | $		$ 2,801,660		$ 13,356,070		$ 5,425,522
Options outstanding, intrinsic value | $		5,277,775		$ 2,801,660		$ 13,356,070	$ 5,425,522
Vested and expected to vest | $		5,277,775
Exercisable, intrinsic value | $		$ 5,144,025
Intrinsic value of options exercised | ¥			¥ 38,265,778		¥ 2,577,855